Other operating income and expense (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Summary of Other Operating Income And Expense
The following table details the Group's other operating income and expense:

	For the six months ended June 30,
	2026	2025
Other operating income
Sales of carbon credits	4,349	17,621
Transition services to Polestar Times Technology	3,132	16,285
Sales of plant operation services to a related party	—	1,661
Other operating income	5,318	5,520
Total other operating income	12,799	41,087
Other operating expense

	For the six months ended June 30,
	2026	2025
Restructuring costs[1]	44,247	13,629
Property tax and other state and local tax expenses	994	1,235
Transition services to Polestar Times Technology	—	947
Other operating expenses	5,297	4,522
Total other operating expense	50,538	20,333
1 - For the six months ended June 30, 2026, the amounts are primarily related to severance costs and other restructuring costs arising from the U.S. Restructuring as described in Note 1 - Overview and basis of preparation. For the six months ended June 30, 2025, the amounts are primarily related to severance costs.